COMMITMENTS AND CONTINGENCIES (Details 2)	3 Months Ended	1 Months Ended	0 Months Ended													0 Months Ended
	Oct. 21, 2013 item	Feb. 28, 2013 Changsha K-12 CNY	May 12, 2014 California allegations USD ($)	May 12, 2014 California allegations CNY	Feb. 18, 2013 California allegations item	Nov. 19, 2012 California allegations item	Dec. 12, 2013 Breach of contract USD ($)	Oct. 21, 2013 Breach of contract USD ($)	Oct. 21, 2013 Breach of contract CNY	Jun. 07, 2013 Breach of contract USD ($)	Jun. 07, 2013 Breach of contract CNY	Jun. 07, 2013 Invoices for pre-paid licensing fees USD ($)	Jun. 07, 2013 Invoices for pre-paid licensing fees CNY	Jun. 18, 2014 Subsequent Event Breach of contract USD ($)	Jun. 12, 2014 Subsequent Event Breach of contract USD ($)	Jun. 18, 2014 Subsequent Event Scenario forecast Breach of contract HKD
Contingencies
Damage amount sought by plaintiff		168,000,000						$ 2,000,000	12,460,000	$ 2,500,000	15,575,000	$ 2,000,000	12,460,000
Settlement amount paid														600,000
Settlement interest amount															107,000
Settlement costs																388,000
Settlement amount			$ 1,500,000	9,080,000			$ 600,000
Number of claims filed	2
Number of cases consolidated						2
Number of defendants					8